CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Mar. 29, 2019
CONSOLIDATED BALANCE SHEETS
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	179,986,169	151,573,363
Common stock, shares outstanding	178,993,449	149,541,085
Treasury stock, shares	992,720	2,032,278